SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 item
Concentration of risks
Operating lease right-of-use assets	$ 365,103	$ 191,877
Operating lease liabilities	369,615	205,817
Concentration of credit risk | Cash and cash equivalents and short-term investments | Mainland of China
Concentration of risks
Cash and cash equivalents	6,538,253	8,617,157
Concentration of credit risk | Cash and cash equivalents and short-term investments | Outside the mainland of China
Concentration of risks
Cash and cash equivalents	$ 103,396,004	$ 135,141,521
Concentration of suppliers | Research and development services purchased
Concentration of risks
Number of major supplier | item	0	1	1
Concentration of suppliers | Research and development services purchased | One supplier
Concentration of risks
Concentration risk percentage		34.10%	18.50%
Concentration of suppliers | Research and development services purchased | No supplier
Concentration of risks
Concentration risk percentage	10.00%